Note 5 - Loss Per Share - Shares Used in Basic and Diluted Loss Per Common Share Computations (Details) - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2016		Sep. 30, 2015		Sep. 30, 2016		Sep. 30, 2015		Dec. 31, 2015		Dec. 31, 2014
Net loss available in basic and diluted calculation	$ (1,055,593)		$ (1,116,402)		$ (5,793,242)		$ (2,527,524)		$ (4,790,530)		$ (6,833,568)
Unrealized gain (loss) from marketable securities	(1,299)				4,579
Comprehensive (loss)	$ (1,056,892)		$ (1,116,402)		$ (5,788,663)		$ (2,527,524)
Weighted average common shares outstanding-basic (in shares)	3,320,139		157,445		2,250,315		137,428		155,234		119,619
Effect of diluted stock options, warrants and preferred stock (1) (in shares)		[1]		[1]		[1]		[1]		[2]		[2]
Loss per common share-basic and diluted (in dollars per share)	$ (0.32)		$ (7.09)		$ (2.57)		$ (18.39)		$ (30.86)		$ (57.13)

[1]	The number of shares underlying options and warrants outstanding as of September 30, 2016 and September 30, 2015 are 222,600 and 343,554 respectively. The effect of the shares that would be issued upon exercise of such options, warrants and preferred stock has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.
[2]	The number of shares underlying options and warrants outstanding as of September 30, 2016 and September 30, 2015 are 222,600 and 343,554 respectively. The effect of the shares that would be issued upon exercise of such options, warrants and preferred stock has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.